SOFTWARE DEVELOPMENT COSTS (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Research and Development [Abstract]
Amortization	$ 0	$ 0	$ 0	$ 0